SoFi Select 500 ETF

SCHEDULE OF INVESTMENTS at November 30, 2022 (Unaudited)

	Shares	Value
Common Stocks - 99.4%
Advertising - 0.1%
Omnicom Group, Inc.	1,669	$133,119
The Trade Desk, Inc. - Class A (1)	4,440	231,502
		364,621
Aerospace & Defense - 1.4%
General Dynamics Corp.	1,988	501,751
L3Harris Technologies, Inc.	1,564	355,153
Lockheed Martin Corp.	1,938	940,298
Northrop Grumman Corp.	1,067	569,021
Raytheon Technologies Corp.	18,295	1,806,082
The Boeing Co. (1)	7,426	1,328,363
TransDigm Group, Inc.	473	297,281
		5,797,949
Agriculture - 0.7%
Altria Group, Inc.	19,653	915,437
Archer-Daniels-Midland Co.	5,942	579,345
Philip Morris International, Inc.	12,107	1,206,704
		2,701,486
Airlines - 0.3%
Delta Air Lines, Inc. (1)	20,696	732,018
Southwest Airlines Co. (1)	9,247	369,048
United Airlines Holdings, Inc. (1)	4,497	198,632
		1,299,698
Apparel - 0.4%
Nike, Inc. - Class B	12,756	1,399,206
VF Corp.	7,839	257,276
		1,656,482
Auto Manufacturers - 4.8%
Cummins, Inc.	1,196	300,387
Ford Motor Co.	95,873	1,332,635
General Motors Co.	10,802	438,129
PACCAR, Inc.	3,221	341,136
Stellantis NV (2)	106,867	1,669,263
Tesla, Inc. (1)	81,092	15,788,612
		19,870,162
Banks - 3.4%
Bank of America Corp.	59,883	2,266,572
Citigroup, Inc.	13,457	651,453
Citizens Financial Group, Inc. (2)	3,864	163,756
Fifth Third Bancorp	5,360	194,890
First Republic Bank	1,539	196,392
Huntington Bancshares, Inc.	14,343	222,030
JPMorgan Chase & Co.	21,312	2,944,892
KeyCorp	7,235	136,090
M&T Bank Corp.	1,286	218,646
Morgan Stanley	14,964	1,392,700
Northern Trust Corp.	1,573	146,462
Regions Financial Corp.	7,154	166,044
State Street Corp.	2,738	218,136
SVB Financial Group (1)	661	153,207
The Bank of New York Mellon Corp.	5,710	262,089
The Goldman Sachs Group, Inc.	3,062	1,182,391
The PNC Financial Services Group, Inc.	3,419	575,281
Truist Financial Corp.	9,547	446,895
U.S. Bancorp	11,010	499,744
Wells Fargo & Co.	46,134	2,212,125
		14,249,795
Beverages - 1.5%
Brown-Forman Corp. - Class B	2,400	175,248
Constellation Brands, Inc. - Class A	3,657	941,129
Keurig Dr Pepper, Inc.	11,461	443,197
Monster Beverage Corp. (1)	4,255	437,669
PepsiCo, Inc.	11,158	2,069,920
The Coca-Cola Co.	36,316	2,310,061
		6,377,224
Biotechnology - 2.9%
Alnylam Pharmaceuticals, Inc. (1)	1,964	433,239
Amgen, Inc.	4,461	1,277,630
Biogen, Inc. (1)	1,015	309,747
BioMarin Pharmaceutical, Inc. (1)	2,441	246,492
Bio-Rad Laboratories, Inc. - Class A (1)	181	75,062
Corteva, Inc.	6,360	427,138
Gilead Sciences, Inc.	34,085	2,993,686
Horizon Therapeutics PLC (1)	4,226	423,825
Illumina, Inc. (1)	1,698	370,300
Incyte Corp. (1)	2,249	179,178
Moderna, Inc. (1)	16,051	2,823,531
Regeneron Pharmaceuticals, Inc. (1)	1,914	1,438,754
Seagen, Inc. (1)	1,220	148,096
Vertex Pharmaceuticals, Inc. (1)	2,409	762,208
		11,908,886
Building Materials - 0.3%
Carrier Global Corp.	7,592	336,477
Johnson Controls International PLC	7,241	481,092
Martin Marietta Materials, Inc.	496	181,774
Masco Corp.	2,175	110,447
Vulcan Materials Co.	1,069	195,980
		1,305,770
Chemicals - 1.3%
Air Products and Chemicals, Inc.	1,906	591,165
Albemarle Corp.	2,187	607,964
Celanese Corp.	1,073	115,133
CF Industries Holdings, Inc.	4,171	451,261
Dow, Inc.	10,456	532,942
DuPont de Nemours, Inc. (2)	3,796	267,656
Eastman Chemical Co.	1,279	110,787
Ecolab, Inc. (2)	2,355	352,850
FMC Corp.	1,130	147,623
International Flavors & Fragrances, Inc. (2)	7,561	800,105
LyondellBasell Industries NV	5,428	461,434
PPG Industries, Inc.	1,995	269,764
The Mosaic Co.	6,273	321,805
The Sherwin-Williams Co.	1,810	451,016
		5,481,505
Commercial Services - 1.6%
Automatic Data Processing, Inc.	3,198	844,720
Block, Inc. - Class A (1)	13,887	941,122
Booz Allen Hamilton Holding Corp.	957	101,825
Cintas Corp.	803	370,809
CoStar Group, Inc. (1)	3,092	250,576
Equifax, Inc. (2)	1,109	218,883
FleetCor Technologies, Inc. (1)	659	129,296
Gartner, Inc. (1)	799	279,946
Global Payments, Inc.	3,589	372,466
MarketAxess Holdings, Inc.	243	65,105
Moody’s Corp.	1,542	459,932
PayPal Holdings, Inc. (1)	10,171	797,508
Rollins, Inc. (2)	3,850	155,694
S&P Global, Inc.	3,177	1,120,846
TransUnion	1,894	119,473
United Rentals, Inc. (1)	667	235,471
Verisk Analytics, Inc.	1,370	251,683
		6,715,355
Computers - 6.8%
Accenture PLC - Class A	5,535	1,665,648
Apple, Inc.	151,597	22,440,904
Cognizant Technology Solutions Corp.	4,269	265,574
Crowdstrike Holdings, Inc. - Class A (1)	4,039	475,188
Dell Technologies, Inc. - Class C	2,227	99,747
EPAM Systems, Inc. (1)	563	207,511
Fortinet, Inc. (1)	9,293	494,016
Hewlett Packard Enterprise Co.	21,786	365,569
HP, Inc. (2)	8,207	246,538
International Business Machines Corp.	6,823	1,015,945
Leidos Holdings, Inc.	1,078	117,858
NetApp, Inc.	1,882	127,242
Seagate Technology Holdings PLC	1,869	99,001
Western Digital Corp. (1)	5,194	190,879
Zscaler, Inc. (1)	2,179	290,788
		28,102,408
Cosmetics & Personal Care - 0.9%
Colgate-Palmolive Co.	6,609	512,065
The Estee Lauder Companies, Inc. (2)	2,675	630,738
The Procter & Gamble Co.	18,293	2,728,584
		3,871,387
Distribution & Wholesale - 0.2%
Copart, Inc. (1)	4,868	324,014
Fastenal Co.	4,315	222,266
LKQ Corp.	2,164	117,570
W.W. Grainger, Inc.	414	249,667
		913,517
Diversified Financial Services - 3.8%
American Express Co.	6,991	1,101,712
Ameriprise Financial, Inc.	989	328,299
Apollo Global Management, Inc.	24,032	1,667,580
BlackRock, Inc.	1,321	945,836
Capital One Financial Corp.	3,705	382,504
Cboe Global Markets, Inc.	792	100,457
CME Group, Inc. - Class A	2,629	464,018
Coinbase Global, Inc. - Class A (1)(2)	7,769	355,276
Discover Financial Services	2,433	263,640
Franklin Resources, Inc. (2)	6,299	168,876
Intercontinental Exchange, Inc.	5,990	648,777
Mastercard, Inc. - Class A	8,535	3,041,874
Nasdaq, Inc.	3,891	266,378
Raymond James Financial, Inc.	2,132	249,231
Synchrony Financial	3,601	135,326
T. Rowe Price Group, Inc.	2,041	254,941
The Charles Schwab Corp.	26,555	2,191,850
Visa, Inc. - Class A (2)	14,325	3,108,525
		15,675,100
Electric - 2.4%
Alliant Energy Corp.	2,050	115,415
Ameren Corp.	2,041	182,302
American Electric Power Co., Inc.	3,938	381,198
Avangrid, Inc.	3,969	169,754
CenterPoint Energy, Inc. (2)	6,419	199,695
CMS Energy Corp.	2,332	142,415
Consolidated Edison, Inc.	2,975	291,669
Constellation Energy Corp.	6,546	629,202
Dominion Energy, Inc.	6,485	396,298
DTE Energy Co.	1,802	209,050
Duke Energy Corp.	6,845	684,021
Edison International	3,634	242,243
Entergy Corp.	1,697	197,310
Evergy, Inc.	1,890	111,907
Eversource Energy	2,793	231,428
Exelon Corp.	8,464	350,156
FirstEnergy Corp.	4,664	192,343
NextEra Energy, Inc.	21,051	1,783,020
PG&E Corp. (1)	48,080	754,856
PPL Corp.	16,019	472,881
Public Service Enterprise Group, Inc.	6,464	391,395
Sempra Energy	3,025	502,725
The AES Corp.	11,320	327,374
The Southern Co.	9,189	621,544
WEC Energy Group, Inc.	2,553	253,105
Xcel Energy, Inc.	4,486	315,007
		10,148,313
Electrical Components & Equipment - 0.2%
AMETEK, Inc.	2,029	288,970
Emerson Electric Co.	4,905	469,752
		758,722
Electronics - 0.7%
Agilent Technologies, Inc.	2,619	405,893
Amphenol Corp.	5,240	421,453
Fortive Corp.	2,892	195,355
Garmin Ltd.	1,563	145,343
Honeywell International, Inc.	4,824	1,059,109
Keysight Technologies, Inc. (1)	1,620	293,042
Mettler-Toledo International, Inc. (1)	188	276,277
		2,796,472
Energy - Alternate Sources - 0.2%
Enphase Energy, Inc. (1)	2,041	654,324

Engineering & Construction - 0.0% (4)
Jacobs Solutions, Inc.	1,472	186,267

Entertainment - 0.1%
Live Nation Entertainment, Inc. (1)	6,691	486,837

Environmental Control - 0.2%
Republic Services, Inc.	2,497	347,807
Waste Management, Inc.	3,471	582,156
		929,963
Food - 1.0%
Campbell Soup Co.	1,930	103,583
Conagra Brands, Inc.	3,345	127,043
General Mills, Inc.	4,341	370,287
Hormel Foods Corp.	4,881	229,407
Kellogg Co.	2,433	177,487
McCormick & Co., Inc.	2,030	172,916
Mondelez International, Inc.	10,179	688,202
Sysco Corp.	8,789	760,336
The Hershey Co.	1,139	267,859
The J.M. Smucker Co. (2)	798	122,900
The Kraft Heinz Co.	15,263	600,599
The Kroger Co.	5,699	280,334
Tyson Foods, Inc. - Class A	2,504	165,965
		4,066,918
Forest Products & Paper - 0.0% (4)
International Paper Co.	2,984	110,766

Gas - 0.0% (4)
Atmos Energy Corp. (2)	1,216	146,163

Hand & Machine Tools - 0.1%
Snap-on, Inc.	427	102,736
Stanley Black & Decker, Inc.	1,257	102,722
		205,458
Healthcare - Products - 3.7%
Abbott Laboratories	17,324	1,863,716
ABIOMED, Inc. (1)	449	169,628
Align Technology, Inc. (1)	1,270	249,758
Baxter International, Inc.	4,552	257,324
Boston Scientific Corp. (1)	43,536	1,970,875
The Cooper Companies, Inc.	428	135,398
Danaher Corp.	7,893	2,158,025
Edwards Lifesciences Corp. (1)	6,423	496,177
Exact Sciences Corp. (1)	1,460	65,627
Hologic, Inc. (1)	1,992	151,711
IDEXX Laboratories, Inc. (1)	871	370,933
Insulet Corp. (1)(2)	1,637	490,069
Intuitive Surgical, Inc. (1)(2)	4,241	1,146,724
Medtronic PLC	13,019	1,029,022
PerkinElmer, Inc.	1,218	170,191
QIAGEN NV (1)(2)	1,868	92,541
ResMed, Inc.	1,465	337,243
STERIS PLC	1,577	292,912
Stryker Corp.	4,132	966,433
Teleflex, Inc.	465	108,866
Thermo Fisher Scientific, Inc.	3,512	1,967,492
Waters Corp. (1)(2)	448	155,277
West Pharmaceutical Services, Inc.	849	199,226
Zimmer Biomet Holdings, Inc.	3,806	457,100
		15,302,268
Healthcare - Services - 2.1%
Catalent, Inc. (1)	1,675	83,968
Centene Corp. (1)	6,068	528,219
DaVita, Inc. (1)(2)	718	52,938
Elevance Health, Inc.	2,017	1,074,900
HCA Healthcare, Inc.	2,947	707,928
Humana, Inc.	971	533,953
IQVIA Holdings, Inc. (1)	2,721	593,232
Laboratory Corp of America Holdings	775	186,543
Molina Healthcare, Inc. (1)	741	249,547
Quest Diagnostics, Inc.	851	129,207
UnitedHealth Group, Inc.	7,937	4,347,571
Universal Health Services, Inc. - Class B (2)	590	77,202
		8,565,208
Home Builders - 0.2%
D.R. Horton, Inc. (2)	3,473	298,678
Lennar Corp. - Class A (2)	2,172	190,767
NVR, Inc. (1)	27	125,253
PulteGroup, Inc.	2,127	95,247
		709,945
Home Furnishings - 0.0% (4)
Whirlpool Corp.	395	57,879

Household Products & Wares - 0.1%
Church & Dwight Co., Inc.	1,847	151,214
Kimberly-Clark Corp.	2,145	290,926
The Clorox Co.	964	143,299
		585,439
Insurance - 2.7%
Aflac, Inc.	4,776	343,538
The Allstate Corp.	2,099	281,056
American International Group, Inc.	7,433	469,097
Aon PLC	2,210	681,299
Arch Capital Group Ltd. (1)	2,889	173,080
Arthur J Gallagher & Co.	2,079	413,950
Berkshire Hathaway, Inc. - Class B (1)	10,183	3,244,304
Brown & Brown, Inc.	2,638	157,198
Chubb Ltd.	3,464	760,660
Cincinnati Financial Corp.	1,549	171,877
CNA Financial Corp.	2,316	98,615
Everest Re Group Ltd.	450	152,073
Globe Life, Inc.	736	88,290
The Hartford Financial Services Group, Inc.	2,550	194,743
Markel Corp. (1)	147	194,751
Marsh & McLennan Companies, Inc.	4,426	766,495
MetLife, Inc.	6,152	471,858
Principal Financial Group, Inc. (2)	1,797	161,155
The Progressive Corp.	4,039	533,754
Prudential Financial, Inc.	10,791	1,165,752
The Travelers Companies, Inc.	1,803	342,227
W.R. Berkley Corp.	2,539	193,675
Willis Towers Watson PLC	861	211,944
		11,271,391
Internet - 9.0%
Airbnb, Inc. - Class A (1)	10,065	1,028,039
Alphabet, Inc. - Class A (1)	72,428	7,347,821
Alphabet, Inc. - Class C (1)	69,171	6,985,579
Amazon.com, Inc. (1)	103,734	10,014,480
Booking Holdings, Inc. (1)	1,618	3,364,550
CDW Corp.	1,111	209,579
DoorDash, Inc. - Class A (1)	5,371	312,861
eBay, Inc.	13,063	593,583
Etsy, Inc. (1)	1,207	159,433
Expedia Group, Inc. - Class A (1)	6,026	643,818
F5, Inc. (1)	634	98,023
Gen Digital, Inc.	4,937	113,354
GoDaddy, Inc. - Class A (1)	1,753	138,715
Lyft, Inc. - Class A (1)	6,047	67,847
Match Group, Inc. (1)	3,378	170,792
Meta Platforms, Inc. - Class A (1)	19,795	2,337,789
Netflix, Inc. (1)	4,198	1,282,615
Okta, Inc. - Class A (1)	2,161	115,225
Palo Alto Networks, Inc. (1)	5,156	876,004
Pinterest, Inc. - Class A (1)	7,426	188,769
Roku, Inc. - Class A (1)	3,304	196,158
Snap, Inc. - Class A (1)	19,996	206,159
Uber Technologies, Inc. (1)	26,101	760,583
VeriSign, Inc. (1)	877	175,233
		37,387,009
Iron & Steel - 0.3%
Nucor Corp.	7,252	1,087,437

Leisure Time - 0.0% (4)
Carnival Corp. (1)	8,147	80,900
Royal Caribbean Cruises Ltd. (1)	2,038	122,137
		203,037
Lodging - 0.6%
Hilton Worldwide Holdings, Inc.	4,680	667,461
Las Vegas Sands Corp. (1)	8,833	413,738
Marriott International, Inc.	5,711	944,314
MGM Resorts International	7,699	283,785
		2,309,298
Machinery - Construction & Mining - 0.3%
Caterpillar, Inc.	5,226	1,235,479

Machinery - Diversified - 0.8%
Deere & Co.	3,060	1,349,460
Dover Corp.	1,370	194,471
IDEX Corp.	624	148,194
Ingersoll Rand, Inc.	11,365	613,369
Otis Worldwide Corp.	3,297	257,463
Rockwell Automation, Inc.	1,157	305,703
Westinghouse Air Brake Technologies Corp.	1,457	147,288
Xylem, Inc.	1,323	148,639
		3,164,587
Media - 1.5%
Charter Communications, Inc. - Class A (1)	1,765	690,627
Comcast Corp. - Class A	40,858	1,497,037
FactSet Research Systems, Inc.	320	147,613
Liberty Broadband Corp. - Class C (1)	4,193	380,976
Sirius XM Holdings, Inc. (2)	67,753	439,717
The Walt Disney Co. (1)	25,876	2,532,484
ViacomCBS, Inc. - Class B (2)	4,985	100,099
Warner Bros Discovery, Inc. (1)	25,711	293,105
		6,081,658
Mining - 0.4%
Freeport-McMoRan, Inc.	36,544	1,454,451
Newmont Corp.	7,728	366,848
		1,821,299
Miscellaneous Manufacturers - 0.9%
3M Co.	4,198	528,822
Eaton Corp PLC	3,329	544,125
General Electric Co.	10,777	926,499
Illinois Tool Works, Inc.	2,424	551,387
Parker-Hannifin Corp.	1,062	317,474
Teledyne Technologies, Inc. (1)	687	288,609
Textron, Inc.	1,771	126,414
Trane Technologies PLC	2,072	369,686
		3,653,016
Office & Business Equipment - 0.0% (4)
Zebra Technologies Corp. (1)	524	141,627

Oil & Gas - 7.9%
Chevron Corp.	40,047	7,341,016
ConocoPhillips	38,792	4,791,200
Coterra Energy, Inc.	25,433	709,835
Devon Energy Corp.	17,724	1,214,449
Diamondback Energy, Inc.	4,856	718,785
EOG Resources, Inc.	17,651	2,505,207
Exxon Mobil Corp.	65,333	7,274,176
Hess Corp.	8,400	1,208,844
Marathon Petroleum Corp.	10,123	1,233,083
Occidental Petroleum Corp.	15,274	1,061,390
Phillips 66	9,362	1,015,215
Pioneer Natural Resources Co. (2)	10,974	2,589,754
Valero Energy Corp.	8,078	1,079,382
		32,742,336
Oil & Gas Services - 0.4%
Baker Hughes Co. - Class A	25,171	730,463
Halliburton Co.	7,925	300,278
Schlumberger Ltd.	11,360	585,608
		1,616,349
Packaging & Containers - 0.1%
Ball Corp. (2)	3,108	174,296
Packaging Corp of America	821	111,566
Westrock Co.	2,586	98,061
		383,923
Pharmaceuticals - 6.3%
AbbVie, Inc.	22,410	3,612,044
AmerisourceBergen Corp.	2,088	356,401
Becton Dickinson and Co.	2,757	687,430
Bristol-Myers Squibb Co.	24,661	1,979,785
Cardinal Health, Inc.	2,839	227,603
Cigna Corp.	2,514	826,829
CVS Health Corp.	10,733	1,093,478
Dexcom, Inc. (1)	5,053	587,563
Elanco Animal Health, Inc. (1)	8,168	105,122
Eli Lilly & Co.	7,853	2,914,091
Johnson & Johnson	22,547	4,013,366
McKesson Corp.	1,614	616,031
Merck & Co., Inc.	19,818	2,182,358
Pfizer, Inc.	120,951	6,063,274
Viatris, Inc. (2)	25,856	285,192
Zoetis, Inc.	4,143	638,602
		26,189,169
Pipelines - 0.9%
Cheniere Energy, Inc.	4,854	851,197
Kinder Morgan, Inc.	75,713	1,447,633
ONEOK, Inc.	10,099	675,825
The Williams Companies, Inc.	20,805	721,934
		3,696,589
Private Equity - 0.5%
Blackstone, Inc. - Class A	16,702	1,528,734
KKR & Co., Inc.	14,202	737,368
		2,266,102
Real Estate - 0.1%
CBRE Group, Inc. (1)	3,059	243,496

Real Estate Investment Trusts (REITs) - 2.1%
Alexandria Real Estate Equities, Inc.	1,281	199,336
American Tower Corp.	3,992	883,230
AvalonBay Communities, Inc.	1,082	189,242
Boston Properties, Inc.	1,101	79,360
Crown Castle, Inc.	3,813	539,273
Digital Realty Trust, Inc.	2,824	317,587
Equinix, Inc.	783	540,779
Equity Residential	2,751	178,430
Essex Property Trust, Inc.	444	97,849
Extra Space Storage, Inc. (2)	1,206	193,792
Healthpeak Properties, Inc.	5,429	142,565
Host Hotels & Resorts, Inc.	24,781	469,352
Invitation Homes, Inc. (2)	5,666	184,882
Iron Mountain, Inc.	2,326	126,372
Mid-America Apartment Communities, Inc.	990	163,231
Prologis, Inc.	8,215	967,645
Public Storage	1,758	523,814
Realty Income Corp. (2)	8,821	556,340
SBA Communications Corp.	2,218	663,847
Simon Property Group, Inc.	2,865	342,196
Sun Communities, Inc.	1,899	278,963
UDR, Inc.	2,719	112,757
Ventas, Inc.	2,530	117,721
VICI Properties, Inc. (2)	7,296	249,523
W.P. Carey, Inc. (2)	1,521	119,855
Welltower, Inc.	3,543	251,659
Weyerhaeuser Co.	8,256	270,054
		8,759,654
Retail - 5.5%
Advance Auto Parts, Inc.	521	78,666
AutoZone, Inc. (1)	172	443,588
Best Buy Co., Inc.	1,621	138,271
Burlington Stores, Inc. (1)(2)	1,136	222,293
CarMax, Inc. (1)	1,793	124,363
Chipotle Mexican Grill, Inc. (1)	316	514,119
Costco Wholesale Corp.	4,064	2,191,512
Darden Restaurants, Inc.	2,548	374,531
Dollar General Corp.	1,701	434,912
Dollar Tree, Inc. (1)	1,753	263,458
Domino’s Pizza, Inc.	291	113,120
Genuine Parts Co.	1,792	328,527
Lowe’s Companies, Inc.	5,068	1,077,203
McDonald’s Corp.	6,386	1,742,037
O’Reilly Automotive, Inc. (1)	613	529,963
Ross Stores, Inc.	11,180	1,315,551
Starbucks Corp.	17,289	1,766,936
Target Corp.	3,879	648,065
The Home Depot, Inc. (2)	8,187	2,652,506
The TJX Companies, Inc.	37,926	3,035,976
Tractor Supply Co.	981	222,010
Ulta Beauty, Inc. (1)(2)	838	389,536
Walgreens Boots Alliance, Inc.	13,736	570,044
Walmart, Inc.	21,060	3,209,965
Yum! Brands, Inc.	2,493	320,749
		22,707,901
Semiconductors - 5.4%
Advanced Micro Devices, Inc. (1)	22,986	1,784,403
Analog Devices, Inc.	8,495	1,460,375
Applied Materials, Inc.	8,753	959,329
Broadcom, Inc.	4,258	2,346,286
GLOBALFOUNDRIES, Inc. (1)(2)	14,184	912,740
Intel Corp.	28,765	864,964
KLA Corp.	1,611	633,365
Lam Research Corp.	1,382	652,829
Marvell Technology, Inc.	21,395	995,295
Microchip Technology, Inc.	8,047	637,242
Micron Technology, Inc.	13,867	799,433
NVIDIA Corp.	38,794	6,565,109
ON Semiconductor Corp. (1)	5,858	440,522
Qorvo, Inc. (1)	1,000	99,250
QUALCOMM, Inc.	11,266	1,425,036
Skyworks Solutions, Inc.	1,666	159,303
Teradyne, Inc. (2)	1,271	118,775
Texas Instruments, Inc.	8,655	1,561,881
		22,416,137
Software - 9.0%
Activision Blizzard, Inc.	5,874	434,382
Adobe, Inc. (1)	4,195	1,446,981
Akamai Technologies, Inc. (1)	1,513	143,523
ANSYS, Inc. (1)	725	184,367
Autodesk, Inc. (1)	2,404	485,488
Black Knight, Inc. (1)	1,382	85,670
Broadridge Financial Solutions, Inc.	982	146,426
Cadence Design Systems, Inc. (1)	2,314	398,100
Cloudflare, Inc. - Class A (1)	3,967	194,938
Datadog, Inc. - Class A (1)(2)	9,947	753,784
DocuSign, Inc. (1)(2)	6,037	284,162
Electronic Arts, Inc.	3,318	433,928
Fidelity National Information Services, Inc.	15,848	1,150,248
Fiserv, Inc. (1)	7,559	788,857
HubSpot, Inc. (1)	909	275,454
Intuit, Inc.	3,886	1,583,895
Jack Henry & Associates, Inc.	589	111,527
Microsoft Corp.	62,977	16,067,952
MongoDB, Inc. - Class A (1)	955	145,819
MSCI, Inc.	804	408,295
Oracle Corp.	21,553	1,789,546
Palantir Technologies, Inc. - Class A (1)(2)	34,675	260,062
Paychex, Inc.	2,919	362,044
Paycom Software, Inc. (1)	581	197,017
ROBLOX Corp. - Class A (1)	9,606	305,183
Roper Technologies, Inc.	790	346,723
Salesforce, Inc. (1)	13,045	2,090,461
ServiceNow, Inc. (1)	4,999	2,081,084
Snowflake, Inc. (1)	5,522	789,094
Splunk, Inc. (1)	1,585	123,123
SS&C Technologies Holdings, Inc.	2,368	127,304
Synopsys, Inc. (1)	1,371	465,509
Take-Two Interactive Software, Inc. (1)	929	98,186
Twilio, Inc. - Class A (1)(2)	2,535	124,266
Tyler Technologies, Inc. (1)	435	149,092
Unity Software, Inc. (1)(2)	4,050	160,015
Veeva Systems, Inc. - Class A (1)	1,360	258,890
VMware, Inc.	3,471	421,692
Workday, Inc. - Class A (1)	5,524	927,480
Zoom Video Communications, Inc. - Class A (1)	2,906	219,200
ZoomInfo Technologies, Inc. (1)(2)	9,507	271,900
		37,091,667
Telecommunications - 1.8%
Arista Networks, Inc. (1)	3,165	440,885
AT&T, Inc.	72,794	1,403,468
Cisco Systems, Inc.	33,250	1,653,190
Corning, Inc.	8,814	300,822
Lumen Technologies, Inc. (2)	8,730	47,753
Motorola Solutions, Inc.	1,465	398,773
T-Mobile US, Inc. (1)	10,454	1,583,363
Ubiquiti, Inc. (2)	500	150,015
Verizon Communications, Inc.	35,049	1,366,210
		7,344,479
Toys, Games & Hobbies - 0.0% (4)
Hasbro, Inc.	1,278	80,284

Transportation - 1.4%
C.H. Robinson Worldwide, Inc. (2)	1,272	127,480
CSX Corp.	17,909	585,445
Expeditors International of Washington, Inc.	2,003	232,468
FedEx Corp.	2,357	429,493
J.B. Hunt Transport Services, Inc.	959	176,351
Norfolk Southern Corp.	2,149	551,218
Old Dominion Freight Line, Inc. (2)	1,071	324,095
Union Pacific Corp.	5,144	1,118,460
United Parcel Service, Inc. - Class B	12,832	2,434,615
		5,979,625
Water - 0.1%
American Water Works Co., Inc.	1,408	213,678

Total Common Stocks
(Cost $410,833,897)		412,089,514

Short-Term Investments - 0.4%
Money Market Funds - 0.4%
First American Government Obligations Fund, Class X, 3.668% (3)	1,535,370	1,535,370
Total Short-Term Investments
(Cost $1,535,370)		1,535,370

Investments Purchased with Collateral from Securities Lending - 4.8%
Mount Vernon Liquid Assets Portfolio, LLC, 4.070% (3)(5)	19,714,973	19,714,973
Total Investments Purchased with Collateral from Securities Lending
(Cost $19,714,973)		19,714,973

Total Investments in Securities - 104.6%
(Cost $432,084,240)		433,339,857
Liabilities in Excess of Other Assets - (4.6)%		(18,985,536)
Total Net Assets - 100.0%		$414,354,321

(1)	Non-income producing security.
(2)
This security or a portion of this security was out on loan as of November 30, 2022. Total loaned securities had a value of $19,780,465 or 4.8% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(3)	The rate shown is the annualized seven-day effective yield as of November 30, 2022.
(4)	Does not round to 0.1% or (0.1)%, as applicable.
(5)
At November 30, 2022, the value of securities on loan was greater than the value of collateral held due to market price movements but in the normal daily mark to market process a collateral increase was requested and received the next day.

Summary of Fair Value Exposure at November 30, 2022 (Unaudited)

The SoFi Select 500 ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2022:

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$–	$412,089,514	$–	$–	$412,089,514
Short-Term Investments	–	1,535,370	–	–	1,535,370
Investments Purchased With Collateral From Securities Lending (2)	19,714,973	–	–	–	19,714,973
Total Investments in Securities	$19,714,973	$413,624,884	$–	$–	$433,339,857

(1) See Schedule of Investment for the industry breakout.
(2) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.